Schedule of carring amount of cash-generating units (Details)	Jun. 30, 2026 USD ($)
VIS Group [Member]
IfrsStatementLineItems [Line Items]
Fair value at 12 February 2026, at the closing rate (USD)	$ 64,079,672
Time value to 30 June 2026 at the risk-free rate of 4.7 percent per annum (USD)	1,122,455
Costs of disposal (USD)	(672,427)
Recoverable amount (USD)	64,529,700
Carrying amount of the cash-generating unit (USD)	62,844,896
Vega Group [member]
IfrsStatementLineItems [Line Items]
Fair value at 12 February 2026, at the closing rate (USD)	81,948,710
Time value to 30 June 2026 at the risk-free rate of 4.7 percent per annum (USD)	1,435,459
Costs of disposal (USD)	(225,068)
Recoverable amount (USD)	83,159,101
Carrying amount of the cash-generating unit (USD)	83,004,935
Connect Simple [member]
IfrsStatementLineItems [Line Items]
Fair value at 12 February 2026, at the closing rate (USD)	94,602,691
Time value to 30 June 2026 at the risk-free rate of 4.7 percent per annum (USD)	1,657,114
Costs of disposal (USD)	(225,355)
Recoverable amount (USD)	96,034,450
Carrying amount of the cash-generating unit (USD)	$ 94,654,702